Note 6 - Formation of EverOn Energy Joint Venture and Consolidation of Variable Interest Entity	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Schedule of Variable Interest Entities [Table Text Block]
6.	Formation of EverOn Energy Joint Venture and Consolidation of Variable Interest Entity

Background and Transaction Overview

Strategic Alliance Agreement. Prior to September 30, 2025, the Company (via its wholly owned subsidiary Alt Alliance LLC) and Hover (collectively, the "Parties") were parties to a Strategic Alliance Agreement (the "SAA") pursuant to which the Company provided funding support for Hover's development of Microgrid Projects in return for Hover’s commitment to present projects having a defined value to the Company (i.e., for first right of consideration for purchase, lease, etc.).

Joint Venture Formation. On March 24, 2025, the Company incorporated a new legal entity (the “JV”) with no assets or operations for the purpose of entering into a future joint venture operating agreement (“JVOA”) with Hover. On September 30, 2025 (the “Transaction Date”), the Company and Hover finalized the JVOA and contemporaneously terminated the preexisting SAA. Under the terms of the JVOA:

●	Hover contributed its portfolio of developed Microgrid Projects and related customer relationships in exchange for a 49% equity (“Member”) interest in the JV.

●

The Company retained a 51% interest in the JV in exchange for (i) 20,000 shares of Series B Convertible Preferred Stock (“Series B”) of the Company with a fair value of approximately $30.5 million issued to Hover, (ii) developed software contributed to the JV with a fair value approximately $0.9 million, and (iii) approximately $5.2 million of costs previously capitalized under the SAA that were subsumed into the fair value of the projects contributed by Hover.

●	The JV entered into (i) separate Master Services Agreements with each of the Company and Hover and (ii) an Equipment Supply Agreement with Hover.

Master Services Agreements. Concurrently with the execution of the JVOA, the JV entered into separate Master Services Agreements (“MSAs”) with the Company and Hover. As further described below, it was not until the MSAs were executed – which provided the JV with an assembled skilled workforce capable of processing the contributed inputs to generate outputs – that the JV first met the definition of a “business” under ASC 805.

Execution of JVOA. On September 30, 2025, the Company entered into and closed a Securities Purchase Agreement (“SPA”) and a Joint Venture Operating Agreement (“JVOA”) with Hover Energy LLC (“Hover”), a Delaware company engaged in the business of developing, manufacturing and deploying distributed generation renewable energy projects featuring Hover wind powered generators together with varied generation and storage technologies (“Microgrid Projects”), pursuant to which Alternus sold a 49% interest in its subsidiary, EverOn Energy LLC (the “JV”) to Hover, and issued 20,000 shares of the Company’s Series B Convertible Preferred Stock (the “Series B”) to Hover, in exchange for which Hover contributed certain Microgrid Projects to the JV, including related supply and management services agreements to be entered into with the JV (together, the transaction hereinafter shall be referred to as the “Joint Venture”).

Additionally, one of the Company’s subsidiaries, Alt Alliance LLC, entered into a Settlement Agreement with Hover related to the termination of the Strategic Alliance Agreement dated October 31, 2023 (“SAA”) as the Joint Venture has superseded the SAA. As part of the settlement, the Company agreed to repay the total outstanding amount of $5.2 million, including the reinstitution of $1.4 million of value that the Company previously paid in restricted shares of common stock that had declined in value from the time of issuance through the September 30, 2025 settlement date. The amounts owed to Hover under the SAA are to be repaid through the following methods: i) $1.2 million through the issuance of 1,150 shares of Series B, ii) $1.7 million by Southern Point Capital through the settlement agreement and stipulation as previously disclosed in the Company’s SEC Current Report on Form 8-K filed on May 2, 2025, and iii) $2.3 million to be repaid in cash by the Company as mutually agreed upon by both parties from time to time. Upon preparation of a third party valuation, the Series B shares were determined to have a fair value of $1.8 million and therefore, together with the agreed repayment for the decreased value of shares previously issued, the company recorded a loss of  $2.0 million in income statement to reflect this. Of the remaining 2.3 million that remains due to Hover relating to the settlement, $1.4 million related to the previously issued common stock is included in other payables and the remainder is included in accounts payable in the Company's consolidated balance sheets as of December 31, 2025.

In connection with the JVOA, the Company issued 20,000 shares of Series B to Hover valued at $1,526 per share for an aggregate value of approximately $30.5 million. Together with the contribution of $5.2 million in value attributed to Hover’s costs reimbursed by the Company pursuant to the pre-existing SAA, and $0.9 million in contributed software, the total consideration paid for the Company’s 51% interest was $36.5 million and the estimated fair value of Hover’s 49% non-controlling interest was determined to be $20.4 million. The Joint Venture brings in a substantial pipeline of Wind Powered Microgridstm projects and clients in the UK and the US, and the Company believes that the Joint Venture will immediately improve Company’s stockholder’s equity. The Company has determined the JV's enterprise value to be $56.9 million, based on a third party valuation.

CONSOLIDATION – VARIABLE INTEREST ENTITY

(a)	VIE Determination

The Company evaluated the JV for consolidation under ASC 810, Consolidation. An entity is considered a variable interest entity ("VIE") if, by design, it (i) has insufficient equity investment at risk to finance its activities without additional subordinated financial support, (ii) has equity investors that, as a group, lack the ability to make decisions about the entity's activities through voting or similar rights, lack the obligation to absorb expected losses, or lack the right to receive expected residual returns, or (iii) has voting rights that are disproportionate to the economic interests of the equity investor and the entity's activities are conducted on behalf of an investor with disproportionately few voting rights.

The Company concluded that the JV is a VIE because it was capitalized with insufficient equity at risk — that is, the equity contributions at inception were not sufficient to finance the JV's projected activities without the expectation of additional subordinated financial support from its members. This conclusion was based on a quantitative and qualitative assessment of the JV's projected operational funding requirements relative to its initial equity capitalization.

(b)	Primary Beneficiary Determination

Under ASC 810-10-25-38A, the primary beneficiary of a VIE is the entity that has both: (i) the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, and (ii) the obligation to absorb losses of, or the right to receive benefits from, the VIE that could potentially be significant to the VIE. The Company determined that it is the primary beneficiary of the JV based on the following analysis:

1. Power Criterion: The JV Operating Agreement grants the Company certain tie-breaking governance rights over all significant operating and financial decisions of the JV, including those decisions most likely to have the greatest impact on the JV's economic performance. Hover does not hold substantive participating rights that would overcome the Company’s power over such activities.

2. Economic Criterion: The Company’s obligation to absorb losses and right to receive benefits is consistent with its 51% equity interest and, in conjunction with its governance rights, exceeds that of Hover’s 49% interest. Accordingly, the Company’s economic exposure is more significant than Hover’s relative to the JV as a whole.

As a result of this assessment, the Company consolidates the JV in its consolidated financial statements with Hover's 49% interest presented as a non-controlling interest (“NCI”) in equity.

(c)	Reassessment

The Company will reassess, each reporting period, whether it continues to be the primary beneficiary of the JV upon the occurrence of reconsideration events, including any change in the governing documents, contractual arrangements, or economic interests of the JV.

(d)	Nature of Assets, Liabilities, and Restrictions

The December 31, 2025 consolidated balance sheet reflects the assets and liabilities of the JV based on the purchase price allocation performed in accordance with ASC 805. The assets of the JV can only be used to settle the obligations of the JV and are not available for the general use of the Company. The liabilities of the JV do not have recourse to the general credit of the Company beyond any commitments made in its capacity as a Member.

ACCOUNTING FOR THE ACQUISITION AS A BUSINESS COMBINATION

(a)	Application of the Acquisition Method

The Company’s obtaining control of the JV as primary beneficiary on the Transaction Date was accounted for as a business combination under ASC 805, Business Combinations. Although the assets and processes initially contributed to the JV by the Company and Hover, considered in isolation, did not meet the definition of a business as defined in ASC 805, the JV first met the definition of a business — and the Company first obtained control — at the moment the JV simultaneously entered into the MSAs with both Parties. The MSAs provided the JV with an assembled skilled workforce, which, combined with the contributed inputs and processes, enabled the JV to produce outputs for the first time. This acquisition of a skilled workforce through the MSAs represented the first point in time at which (i) all three elements of a business (inputs, processes to be applied to those inputs, and the ability to apply those processes to inputs in order to contribute to the creation of outputs) were present, and (ii) the Company exercised control over a business through the JVOA. Accordingly, September 30, 2025 represents the acquisition date for purposes of ASC 805.

(b)	Identification and Measurement of Consideration Transferred

Under the acquisition method, the consideration transferred is measured at fair value as of the acquisition date. The total consideration transferred for the Company’s 51% interest, together with the fair value of the noncontrolling interest (Hover’s 49%), constitutes the total fair value of invested capital of the JV. The components of consideration transferred and the derivation of total invested capital are summarized below:

Consideration transferred - Company's 51% Interest:	Fair Value (in thousands)

Series B Convertible Preferred Stock issued to Hover	$30,523
OASIS Software contributed to JV at fair value	860
Capitalized development costs subsumed	5,150
Total Consideration for Company's 51%	$36,533
Fair Value of NCI (i.e., Hover's 49% Interest)	20,411
Total Fair Value of Invested Capital	$56,944

The preferred stock issued to Hover is based on a third-party valuation of $30.5 million at the Transaction Date. The $5.2 million of capitalized development costs represents amounts previously incurred by the Company under the SAA that were absorbed into the purchase price allocation. The NCI was measured at fair value of $20.4 million based on a third-party valuation.

(c)	Purchase Price Allocation

The total fair value of invested capital of $56.9 million has been allocated to identifiable assets and goodwill as follows. The Company engaged a third-party valuation specialist to assist with the final purchase price allocation.

Identifiable Intangible Assets and Goodwill — Purchase Price Allocation	Fair Value (in thousands)	Estimated Useful Life (in years)
Customer relationships	$26,190	24
Favorable contract	10,930	15
OASIS software	860	15
Goodwill	18,964	Indefinite
Total Fair Value of Invested Capital	$56,944

No liabilities were assumed in connection with the transaction. The JV had no assets other than those included in the purchase price allocation above prior to the Transaction Date. The excess of the total fair value of invested capital over the net identifiable assets acquired has been recognized as goodwill of $19.0 million, which is attributable to expected synergies and the premium paid for control of the JV. Goodwill is not deductible for income tax purposes.

(d)	Noncontrolling Interest (“NCI”)

The NCI, representing Hover's 49% equity interest in the JV, has been recognized at its acquisition-date fair value of $20.4 million. Subsequent to the acquisition date, the carrying amount of the NCI will be adjusted for its proportionate share of the JV's net income (loss) and other comprehensive income (loss), and for any capital contributions or distributions made by or to Hover.

(e)	Supplemental Pro Forma Information

The following unaudited supplemental pro forma information presents the combined results of operations of the Company and JV as if the acquisition occurred on January 1, 2024 – the beginning of the earliest period presented. The pro forma information is presented for informational purposes only and is not necessarily indicative of what the Company’s actual results of operations would have been had the acquisition been completed on that date nor is it indicative of future results.

	Year-ended	Year-ended
	December 31,	December 31,
	2025	2024
Revenue	$-	$311
Net Income / (loss)	$(10,486)	$16,838

*Presented on a consolidated company basis before allocation of losses to the non-controlling interest of ($1,558) and ($2,077) for the years ended December 31, 2025 and 2024, respectively, relating to the non-controlling interest holder's share of JV losses.

IDENTIFIED INTANGIBLE ASSETS

(a)	Classification and Useful Lives

In connection with the purchase price allocation, the Company identified the following finite-lived intangible assets that are subject to amortization:

	Gross Carrying Amount (in thousands)	Annual Amortization (in thousands)	Estimated Useful Life (in years)
Customer relationships	$26,190	$1,091	24
Favorable contract	10,930	729	15
OASIS Software	860	57	15
Total Amortizable Intangibles	$37,980	$1,877

Customer Relationships ($26.2 million): Represents the fair value of Hover's preexisting customer relationships based on the multi-period excess earnings approach. The customer relationships asset is amortized on a straight-line basis over its estimated useful life of 24 years resulting in annual amortization of $1,091. Amortization expense of $273 was recorded related to the customer relationship asset from the date of acquisition through December 31, 2025.

Favorable Contract ($10.9 million): Represents the fair value of favorable or below-market purchase or license terms determined using a differential cash flow method. The below-market contract intangible is amortized on a straight-line basis over the weighted-average remaining term of assumed benefit, estimated to be 15 years, resulting in annual amortization expense of $729. Amortization expense of $182 was recorded related to the favorable contract asset from the date of acquisition through December 31, 2025.

OASIS Software ($0.9 million): Represents the fair value of the Company’s OASIS Software contributed to the JV determined using the replacement cost method. The OASIS Software intangible is amortized on a straight-line basis over the weighted-average remaining term of assumed benefit, estimated to be 15 years, resulting in annual amortization expense of $57. Amortization expense of $14 was recorded related to the OASIS software asset from the date of acquisition through December 31, 2025.

From the date of acquisition through December 31, 2025 the Company recognized total amortization expense of $469. Identifiable assets, net of accumulated amortization of $469 as of  December 31, 2025, was $37,518.

IMPAIRMENT CONSIDERATIONS

(a)	Finite-Lived Intangible Assets and Long-Lived Assets

Finite-lived intangible assets and other long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability is assessed by comparing the carrying amount of the asset or asset group to the undiscounted future net cash flows expected to be generated by the asset or asset group. If the carrying amount exceeds the sum of the undiscounted future cash flows, an impairment loss is recognized equal to the amount by which the carrying amount exceeds the asset's fair value. As a result of the JV transaction being recorded as a business combination with identifiable assets initially recognized at fair value on the Transaction Date, only three months prior to the December 31, 2025 balance sheet date, no impairment indicators were identified as of December 31, 2025 with respect to the JV's finite-lived intangibles or long-lived assets. Therefore, no impairment was recorded for the period ended December 31, 2025.

(b)	Goodwill

Goodwill is not amortized but is tested for impairment annually, or more frequently if events or circumstances indicate that it is more likely than not that the fair value of the reporting unit is less than its carrying amount. The Company performs its annual goodwill impairment assessment as of December 31. The goodwill impairment test compares the fair value of the reporting unit to which the goodwill is assigned to that reporting unit's carrying amount; if the carrying amount of the reporting unit exceeds its fair value, an impairment charge is recognized for the excess, not to exceed the total amount of goodwill allocated to that reporting unit.

Because the JV was formed and goodwill was recognized on September 30, 2025, only three months prior to the December 31, 2025 balance sheet date, and because there have not been any negative changes to the expected future cash flows or the primary assumptions impacting the fair value of the JV at the time of acquisition, the Company qualitatively concluded that the quantitative goodwill impairment test was unnecessary as of December 31, 2025 and that no goodwill impairment exists as of the year then ended.

TERMINATION OF STRATEGIC ALLIANCE AGREEMENT AND PRE-EXISTING RELATIONSHIP

Upon entering into the JVOA on September 30, 2025, the SAA between the Company and Hover was simultaneously terminated. In accordance with ASC 805-10-55-21 through 55-28, the Company evaluated whether the settlement of the pre-existing SAA relationship in connection with the business combination should be recognized as a separate transaction from the business combination itself, or whether it was effectively part of the exchange for the acquired business.

At the Transaction Date, the Company owed Hover approximately $5.2 million under the SAA. The costs associated with this payable represented capitalized costs associated with the Company’s funding of Hover's costs incurred under the SAA. Because these costs incurred related to the same Microgrid Projects that Hover contributed to the JV, the capitalized costs were subsumed into the fair value of the projects contributed by Hover (i.e., it became a component of the fair value of the net assets acquired).